Condensed Consolidated Statements of Changes in Equity - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital Amount	Accumulated deficit Amount	Accumulated other comprehensive income (loss) Amount	Non- controlling interests Amount	Total
Balance at Dec. 31, 2020	$ 11,584,324	$ 22,437,754	$ 38,247,903	$ (30,489,126)	$ 53,296	$ (3,681,858)	$ 38,152,293
Balance (in Shares) at Dec. 31, 2020	11,584,324	22,437,754
Issuance of shares to non-controlling interest			34,133			(34,133)
Net loss				(16,081,424)		(1,020,983)	(17,102,407)
Issuance of Class A Ordinary Shares	$ 1,387,925		2,612,075				4,000,000
Issuance of Class A Ordinary Shares (in Shares)	1,387,925
Share-based compensation			712,919				712,919
Exercise of share options	$ 158,125		441,010				599,135
Exercise of share options (in Shares)	158,125
Exercise of warrants	$ 40,000		90,012				130,012
Exercise of warrants (in Shares)	40,000
Disposal of subsidiaries under common control transaction			303,419		(5,386)	(300,000)	(1,967)
Exchange difference on translation of foreign operations					(19,643)		(19,643)
Balance at Jun. 30, 2021	$ 13,170,374	$ 22,437,754	42,441,471	(46,570,550)	28,267	(5,036,974)	26,470,342
Balance (in Shares) at Jun. 30, 2021	13,170,374	22,437,754
Balance at Dec. 31, 2021	$ 13,202,408	$ 22,437,754	43,506,717	(55,537,515)	(2,019)	(6,101,223)	17,506,122
Balance (in Shares) at Dec. 31, 2021	13,202,408	22,437,754
Issuance of shares to non-controlling interest			52,024			(52,024)
Net loss				(1,885,252)		(844,536)	(2,729,788)
Share-based compensation			683,330				683,330
Exercise of share options	$ 63,095		94,871				157,966
Exercise of share options (in Shares)	63,095
Exchange difference on translation of foreign operations					31,346		31,346
Balance at Jun. 30, 2022	$ 13,265,503	$ 22,437,754	$ 44,336,942	$ (57,422,767)	$ 29,327	$ (6,997,783)	$ 15,648,976
Balance (in Shares) at Jun. 30, 2022	13,265,503	22,437,754